Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2019	Dec. 31, 2018
Statement of financial position [abstract]
Share capital, issued	136,654,516	136,463,818
Share capital, outstanding	136,654,516	136,463,818